Share Based Payments - Additional Information (Detail)			12 Months Ended
	Oct. 26, 2020 shares € / shares	Oct. 08, 2020	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Statement Of Share Based Payment Arrangements [Line Items]
Description of terms of options granted, share based payment arrangement		As per the share plan, participants are granted options which have the following vesting conditions: a) 50% of share options granted vest on the first anniversary of the participant’s start date, b) 25% of the share options vest subject to a production rate milestone and c) 25% of the share options vest subject to a contribution milestone. All the above conditions are subject to an exit event, which is the asset or share sale of the Group or an initial public offering (“IPO”). In addition, the employee participating in the share option scheme must be an employee of the Group at the time a vesting condition has been met. The latter condition, it is not applicable for non-employee participants.
Intrinsic value of options based on the vesting conditions			€ 24,747,000
Share-based Payment Arrangement, Expensed and Capitalized, Amount			24,747,000
Expense from share-based payment transactions with employees			9,326,000	€ 0	€ 0
Share-based Payment Arrangement, Amount Capitalized			15,421,000
Arrival Share Option Plan 2020 [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Granted during the year | shares	26,899,662
Exercise price | € / shares	€ 3.40909
Assessed fair value at the grant date of awards			€ 51,804,000
Arrival Share Option Plan 2020 [Member] | First Anniversary Of The Participant Start Date [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Share options granted vest, percentage		50.00%
Arrival Share Option Plan 2020 [Member] | Production Rate Milestone [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Share options granted vest, percentage		25.00%
Arrival Share Option Plan 2020 [Member] | Contribution Mile Stone [Member]
Statement Of Share Based Payment Arrangements [Line Items]
Share options granted vest, percentage		25.00%